Common Stock and Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Termination Liability [Abstract]
Schedule of Common Stock Reserved for Issuance

Common stock reserved for issuance as of December 31, 2024 and 2023, is as follows:

	2024	2023
Series A convertible preferred stock	—	1,573,999
Series B convertible preferred stock	—	2,511,007
Series C convertible preferred stock	—	1,498,516
Series D convertible preferred stock	—	1,312,722
Series E convertible preferred stock	—	1,152,329
Warrants outstanding for future issuance of convertible preferred stock	—	86,877
Warrants outstanding for future issuance of Common stock	14,583,333	1,337,169
Stock options and restricted stock units	7,078,178	1,657,017
Stock options and restricted stock units available for future issuance	698,682	670,477
Total shares of common stock reserved	22,360,193	11,800,113

Schedule of Option Award Activity for Service-Based Stock Options Granted

Option award activity for service-based stock options granted as of December 31, 2024, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousand)
Balances as of January 1, 2023	970,134	$17.77	6.1	$2,561
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(380,917)	15.95	—	—
Forfeited	(153,360)	22.87	—	—
Balances as of December 31, 2023	435,857	$17.60	4.8	$754
Granted	5,650,566	0.34	—	—
Exercised	—	—	—	—
Expired	(1,179)	4.37	—	—
Forfeited	—	—	—	—
Balances as of December 31, 2024	6,085,244	$1.58	9.5	$802
Options vested and exercisable at December 31, 2024	3,107,320	$2.71	9.1	$380

A summary of the Company’s performance milestone-based stock options activity and related information is as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balances as of January 1, 2023	105,090	$20.85	5.6	$463
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	(2,949)	—	—	—
Balances as of December 31, 2023	102,141	$20.85	6.6	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	—	—	—	—
Balances as of December 31, 2024	102,141	$20.85	5.6	$—
Vested and exercisable at December 31, 2024	34,047	$20.85	5.6	$—

Schedule of RSU Activity and Related Information

A summary of the Company’s RSU activity and related information is as follows:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value Per Share
Balances as of January 1, 2023	620,756	$22.11
Granted	1,011,680	9.95
Vested	—	—
Forfeited	(514,601)	16.39
Balances as of December 31, 2023	1,117,835	$13.64
Granted	990,975	9.54
Vested	(1,062,212)	13.64
Forfeited	(155,805)	9.13
Balances as of December 31, 2024	890,793	$9.69

Schedule of Stock-based Compensation Expense

The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$3,000	$4
Sales and marketing	1,446	1
General and administrative	13,718	638
Total stock-based compensation expense	$18,164	$643

Schedule of Fair Value of Employee Service-Based Option Grants

The following assumptions were used to calculate the fair value of employee service-based option grants made during the year ended December 31, 2024:

2024
Expected dividend yield(1)	—
Risk-free interest rate(2)	4.17% - 4.20%
Expected volatility(3)	85.00%- 86.20%
Expected life (in years)(4)	0.76 - 6.50
Fair value of common stock	$0.34 - $9.00
(1)	The Company has no history or expectation of paying cash dividends on its common stock and, thus, has assumed a zero-dividend rate.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(3)	To determine the expected volatility used above, the Company used the average volatility of a peer group of representative public companies.

(4)	The expected life or term of the options represents the period of time that options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term).